Label	Element	Value
U.S. Monthly Income Fund for Puerto Rico Residents
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of U.S. Monthly Income Fund for Puerto Rico Residents, Inc. (the “Fund”) is current income, consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below. Information about sales charge and other discounts is available from your financial intermediary and in “Managing Your Fund Account” on page 17 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment in the Fund)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.77%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect fees for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remains the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, up to 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in U.S. municipal securities (the “US Portion”). The Fund’s US Portion may include investments in Build America Bonds (“BABs”) and taxable municipal securities (i.e., municipal securities that are generally taxable to non‑Puerto Rico residents). No more than 5% of the assets of the US Portion will be invested in the securities of a single issuer. The Investment Adviser has engaged Nuveen Asset Management, LLC (the “Sub‑adviser”) as sub‑adviser to manage the US Portion.
The Fund is designed solely for Puerto Rico Residents (as defined in “Dividends and Taxes” below). Only Puerto Rico Residents will receive the tax benefits of an investment in the Fund. The tax treatment of this Fund differs from that typically accorded to other investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that are treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “U.S. Code”).
Under normal circumstances, at least 95% of the Fund’s total assets will be invested in securities which, at the time of purchase, are (i) rated investment grade by a nationally recognized statistical rating organization, or (ii) if unrated, determined by the Investment Adviser or Sub‑adviser (with respect to the US Portion) to be of comparable credit quality.
Under normal circumstances, the Fund will invest at least 20% of its total assets in taxable securities issued by Puerto Rico issuers, including mortgage-backed securities, including collateralized mortgage obligations

(“CMOs”), and asset-backed securities, bank deposits, corporate obligations, commercial paper, preferred stock and securities issued by the Commonwealth of Puerto Rico and its political subdivisions and instrumentalities (the “Taxable PR Securities Portion”). The Taxable PR Securities Portion will be comprised of securities issued by a limited number of eligible issuers in one or more sectors, none of which, currently, are municipal issuers. The assets managed by the Investment Adviser in excess of the Taxable PR Securities Portion may include tax‑exempt securities issued by Puerto Rico issuers and other fixed income securities. The Fund’s ability to procure sufficient Puerto Rico securities which meet the Fund’s investment criteria may, in the opinion of the Investment Adviser, be constrained, due to the volatility affecting the Puerto Rico bond market since 2013 and the fact that the Puerto Rico Government remains in the process of restructuring its outstanding debt under Title III of the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”) as well as undertaking other fiscal measures to stabilize Puerto Rico’s economy in accordance with the requirements of PROMESA, and this inability may continue for an indeterminate period of time. To the extent that the Fund is unable to procure sufficient amounts of such Puerto Rico securities, the Fund may acquire investments in securities of non‑Puerto Rico issuers which satisfy the Fund’s investment policies.
A “Puerto Rico issuer” is any issuer that satisfies one or more of the following criteria: (i) the issuer was organized under the laws of Puerto Rico or maintains its principal place of business in Puerto Rico; (ii) the securities of such issuer are traded principally in Puerto Rico; or (iii) an issuer that, during its most recent fiscal year, derived at least 20% of its revenues or profits from goods produced or sold, investments made, or services performed in Puerto Rico or that has at least 20% of its assets in Puerto Rico.
The Fund may also invest in derivatives, including financial futures contracts, swap contracts, options on financial futures and options on swap contracts.
To take advantage of opportunities to invest, the Fund may borrow money from banks (leverage) in an amount up to one‑third of its total assets, which include assets purchased with borrowed money.
The majority of the bonds are longer-term fixed rate bonds (with maturities of between 15 and 35 years). The Fund’s use of leverage will extend the effective duration of the portfolio. Leverage will consist of short-term collateralized repurchase agreements and bank loans. To manage the duration of the portfolio, the Investment Adviser and Sub‑adviser may from time to time hedge the duration of the portfolio with futures contracts on U.S. Treasury notes.
The Fund’s investment strategy may be changed with 60 days’ prior notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following is a summary discussion of the principal risks of investing in the Fund. Risk is inherent in all investing. There can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time. An investment in the Shares is designed primarily, and is suitable only, for long-term investors, and is not suitable for all investors. You may lose money by investing in the Fund.
Investment and Market Risk. The Fund’s investments may be adversely affected by the performance of U.S. and Puerto Rico investment securities markets, which, in turn, may be influenced by a number of factors, including (i) the level of interest rates, (ii) the rate of inflation, (iii) political decisions, (iv) fiscal policy, and (v) current events in general. Because the Fund invests in investment securities, the Fund’s net asset value may fluctuate due to market conditions, and as a result you may experience a decline in the value of your investment in the Fund and you may lose money.
An investment in the Fund is designed primarily and is suitable only for long-term investors and therefore may not be suitable for all investors.

In addition, turbulence in financial markets and reduced liquidity in equity and/or fixed-income markets may negatively affect the Fund. Global economies and financial markets are interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain and could affect companies worldwide. Recent examples include pandemic risks related to the novel coronavirus (“COVID‑19”) and the aggressive measures taken worldwide in response by (i) governments, including closing borders, restricting travel and imposing prolonged quarantines of, or similar restrictions on, large populations, and (ii) businesses, including forced or voluntary closures, changes to operations and reductions of staff. The effects of COVID‑19 have contributed to increased volatility in global financial markets and may affect certain countries, regions, companies, industries and market sectors more dramatically than others. The COVID‑19 pandemic has had, and any other outbreak of an infectious disease or serious environmental or public health concern could have, a significant negative impact on economic and market conditions, could exacerbate pre‑existing political, social and economic risks in certain countries or regions and could trigger a prolonged period of global economic slowdown, which may impact the Fund. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. To the extent the Fund is overweight in certain countries, regions, companies, industries or market sectors, such positions will increase the risk of loss from adverse developments affecting those countries, regions, companies, industries or sectors.
Puerto Rico Concentration Risk. At least 20% of the Fund’s total assets are expected to be invested in securities of Puerto Rico issuers. There presently are a limited number of participants in the market for certain securities of Puerto Rico issuers. As a result, changes in the market value of a security of a single Puerto Rico issuer could cause significant fluctuations in the Fund’s net asset value and the Fund may experience greater price volatility than if it held more diversified investments. Any future developments in this respect could result in additional interruptions in cash flow on debt payments, which may result in more price volatility in such securities. There can be no assurance that any additional defaults by the Commonwealth and other Commonwealth instrumentalities will not have an additional adverse impact on the Fund’s net investment income.
Credit Risk. Credit risk is the risk that fixed income securities in the Fund’s portfolio will decline in price or fail to make dividend or interest payments when due because the issuer of the security experiences a decline in its financial condition.
Counterparty Risk. The Fund may engage in financial transactions directly with other counterparties. This subjects the Fund to the credit risk that a counterparty will default on an obligation to the Fund.
Fixed Income Securities Risk. The yield on fixed income securities such as those in which the Fund may invest depends on a variety of factors, including general market conditions for such securities, the financial condition of the issuer, the size of the particular offering and the maturity, credit quality and rating of the security. Generally, the longer the maturity of those securities, the higher its yield and the greater the potential for changes in its yields both up and down. The market value of fixed income securities normally will vary inversely with changes in interest rates.
Interest Rate Risk. The value of fixed income securities, such as those in which Fund may invest, generally fall when interest rates rise and rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, and that as a result, the value of the Fund’s investments will fall. Prices of intermediate and long-term fixed income securities generally change more in response to interest rate changes than prices of shorter-term fixed income securities. To the extent the Fund invests primarily in intermediate and long-term fixed income securities, the net asset value of the Shares will fluctuate more in response to changes in market interest rates than if the Fund invested primarily in shorter term fixed income securities.
Extension Risk. Extension risk is the risk that during periods of rising interest rates, the average life of certain types of securities may be extended because of the right of the issuer to defer payments or make slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security.
Prepayment Risk. Prepayment risk is the risk that during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled in order to refinance at lower interest rates, forcing the Fund to reinvest in lower yielding securities. This tendency of issuers to refinance debt with high interest rates during periods of declining interest rates may reduce the positive effect of declining interest rates on the market value of the Fund’s securities.
Municipal Securities Risk. Municipal securities are obligations, often bonds and notes, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest on which is typically exempt from federal income tax. Under normal circumstances, up to 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in U.S. municipal securities, which may include investments in BABs and taxable municipal securities (i.e., municipal securities that are generally taxable to non‑Puerto Rico residents). From time to time, proposals to restrict or eliminate the federal income tax exemption from interest on municipal securities are introduced before Congress. Proposals also may be introduced before state legislatures. If such proposals were enacted, the availability of municipal securities and their value would be affected.
The amount of public information available about the municipal securities in the Fund’s portfolio is generally less than that for corporate equities or bonds, and the Fund’s investment performance may therefore be more dependent on the Investment Adviser’s and Sub‑adviser’s analytical abilities. The secondary market for municipal securities, particularly the below investment grade municipal securities in which the Fund may invest, also tends to be less developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its municipal securities at attractive prices.
BABs Risk. The BABs market is smaller and less diverse than the broader municipal securities market. In addition, BABs may experience less liquidity than other types of municipal securities. The number of BABs available in the market is limited and there can be no assurance that BABs will be actively traded. Reduced liquidity may negatively affect the value of the BABs.
Because issuers of direct‑pay BABs held in the Fund’s portfolio receive reimbursement from the U.S. Treasury with respect to interest payment on bonds, there is a risk that those municipal issuers will not receive timely payment from the U.S. Treasury and may remain obligated to pay the full interest due on direct pay BABs held by the Fund. Furthermore, it is possible that a municipal issuer may fail to comply with the requirements to receive the direct‑pay subsidy or that a future Congress may terminate the subsidy altogether.
Certain aspects of the BABs program may be subject to additional Federal or state level guidance or subsequent legislation. For example, the U.S. Internal Revenue Service (“IRS”) or U.S. Treasury could impose restrictions or limitations on the payments received. Aspects of the BABs program for which the IRS and the U.S. Treasury have solicited public comment include, but have not been limited to, methods for making direct payments to issuers, the tax procedural framework for such payments and compliance safeguards. It is not known what additional procedures will be implemented with respect to direct‑pay BABs, if any, nor is it known what effect such possible procedures would have on the BABs market.
The Fund may invest significantly in BABs and, if it does, the Fund’s net asset value may be more volatile than the value of a more broadly diversified portfolio and may fluctuate substantially over short periods of time. Because BABs do not include certain industries or types of municipal bonds (i.e., tobacco bonds or private activity bonds), there may be less diversification than with a broader pool of municipal securities.
Derivatives Risk. The Fund may invest in certain derivatives, including futures contracts, options and swaps. Derivatives, because of their increased volatility and potential leveraging effect, may adversely affect the Fund.
For example, investments in derivatives linked to an equities or commodities index may subject the Fund to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal. Such investments, in effect, may also be leveraged, thereby magnifying the risk of loss. If the Fund invests in derivative instruments, it could lose more than the principal amount invested. For example, investments in options and futures involve the risk of imperfect correlation between movements in the price of such options and futures and movements in the price of the underlying securities or interest rates. Municipal derivatives may also be subject to the same risks as municipal obligations generally, as well as risks of adverse tax determinations.
Under Rule 18f‑4 under the 1940 Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value‑at‑risk. Pursuant to Fund policy, the Fund invests a limited amount of its assets in derivatives.
Special Risks of Hedging Strategies. The Fund may enter into a variety of derivatives including securities options, financial future contracts, options on future contracts and other interest rate protection transactions such as swap agreements, to attempt to hedge its portfolio of assets and enhance its return. Successful use of most derivative instruments depends upon the Investment Adviser’s or Sub-adviser’s ability to predict movements of the overall securities and interest rate markets. There can be no assurance that any particular hedging strategy will succeed, or that the Fund will employ such strategy with respect to all or any portion of its portfolio. Some of the derivative strategies that the Fund may use to enhance its return are riskier than its hedging transactions and have speculative characteristics.
Mortgage-Backed Securities Risk. Mortgage-backed securities have many of the risks of traditional debt securities but, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations.
CMO Risk. CMOs exhibit similar risks to those of mortgage-backed securities but also present certain special risks. CMO classes may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a CMO class to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Asset-Backed Securities Risk. Asset-backed securities present risks similar to those of mortgage-backed securities. However, in the case of many asset-backed securities, the prepayment rates on the underlying assets have historically been less influenced by market interest rate fluctuations and therefore, have been more stable. The frequent absence of a government guarantee creates greater exposure to the credit risk on the underlying obligations and depending on the structure, the credit risk of the sponsor of such obligations.
Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
Repurchase Agreements Risk. The Fund may also engage in repurchase agreements, which are transactions in which the Fund purchases a security from a counterparty and agrees to sell it back at a specified time and price in a specified currency. If a repurchase agreement counterparty defaults, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the securities underlying the repurchase agreement.
Leverage Risk. The Fund borrows money from banks to buy securities and pledges its assets in connection with the borrowing. If the interest expense of the borrowing is greater than the return on the securities bought, the use of leverage will decrease the return to shareholders in the Fund. Use of leverage also tends to magnify the volatility of the Fund’s returns. The greater the use of leverage by the Fund, the greater the risk of the volatility of the Fund’s returns. In addition, because the fees received by the Investment Adviser and Sub‑adviser are based on the average daily gross assets (including any assets attributable to borrowings), the Investment Adviser and the Sub‑adviser have a financial incentive for the Fund to use certain forms of leverage, which may create a conflict of interest between the Investment Adviser and the Sub‑adviser on the one hand, and shareholders on the other hand.
In addition, some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives and repurchase agreements, and may expose the Fund to greater risk and increased costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the 1940 Act and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
Non‑Diversification Risk. As a non‑diversified fund, the Fund may invest a relatively high percentage of its assets in a small number of issuers. As a result, the value of the shares is, therefore, more susceptible to losses related to any single economic, political or regulatory occurrence than the value of shares of a more widely diversified fund.
Illiquid Investments Risk. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that the Fund may own. That and other factors may cause certain securities to have periods of illiquidity.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non‑Diversification Risk. As a non‑diversified fund, the Fund may invest a relatively high percentage of its assets in a small number of issuers. As a result, the value of the shares is, therefore, more susceptible to losses related to any single economic, political or regulatory occurrence than the value of shares of a more widely diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below shows you how the performance of the Fund has varied year by year as well as how the Fund’s average annual total returns compare with those of a broad measure of market performance and therefore provides some indication of the risks of investing in the Fund. Class P Shares commenced operations on April 1, 2022, and do not have a full calendar year of operations as of the date of this prospectus. As a result, the chart and the table give you a picture only of the long-term performance for Class A Shares of the Fund. The table compares the Fund’s performance to that of the Bloomberg Taxable Municipal Long Bond Index (the “Benchmark Index”). To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Investment Adviser and the Administrator had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting www.ubs.com/prfunds or can be obtained by phone at 1‑787‑250‑3600.
The Fund’s financial performance included in this Prospectus includes the Fund’s performance from a period when the Fund was not subject to the restrictions of a United States registered investment company that is subject to the requirements of the 1940 Act.
The Benchmark Index is a rules-based, market-value-weighted index engineered for the long-term taxable municipal bond market. Bonds in the index have effective maturities of 10+ years. Index returns assume reinvestments of distributions, but do not reflect any applicable sales charges or managements fees.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below shows you how the performance of the Fund has varied year by year as well as how the Fund’s average annual total returns compare with those of a broad measure of market performance and therefore provides some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P Shares commenced operations on April 1, 2022, and do not have a full calendar year of operations as of the date of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑787‑250‑3600
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ubs.com/prfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A SHARES ANNUAL TOTAL RETURNS U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC. AS OF 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 8.82% (quarter ended March 31, 2014) and the lowest return for a quarter was ‑9.02% (quarter ended March 31, 2022).
Performance Table Heading	rr_PerformanceTableHeading	For the periods ended 12/31/22 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after‑tax returns shown are not relevant to investors who hold Shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown for Class A Shares only.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after‑tax returns shown are not relevant to investors who hold Shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns are shown for Class A Shares only.

U.S. Monthly Income Fund for Puerto Rico Residents | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.02%	[1]
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fee	rr_Component1OtherExpensesOverAssets	0.20%	[2]
Interest	rr_Component2OtherExpensesOverAssets	0.78%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.61%	[3]
Other Expenses	rr_OtherExpensesOverAssets	1.59%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%	[3]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.52%	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.09%	[3]
1 year	rr_ExpenseExampleYear01	$ 212
3 years	rr_ExpenseExampleYear03	762	[5]
5 years	rr_ExpenseExampleYear05	1,339	[5]
10 years	rr_ExpenseExampleYear10	$ 2,906	[5]
2014	rr_AnnualReturn2014	26.33%
2015	rr_AnnualReturn2015	0.10%
2016	rr_AnnualReturn2016	9.92%
2017	rr_AnnualReturn2017	12.12%
2018	rr_AnnualReturn2018	(1.99%)
2019	rr_AnnualReturn2019	15.30%
2020	rr_AnnualReturn2020	11.63%
2021	rr_AnnualReturn2021	1.44%
2022	rr_AnnualReturn2022	(20.98%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.02%)
1 Year	rr_AverageAnnualReturnYear01	(20.98%)
5 Years	rr_AverageAnnualReturnYear05	0.22%
Life of the Fund	rr_AverageAnnualReturnSinceInception	3.28%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2013
U.S. Monthly Income Fund for Puerto Rico Residents | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fee	rr_Component1OtherExpensesOverAssets	0.20%	[2]
Interest	rr_Component2OtherExpensesOverAssets	1.01%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.70%	[3]
Other Expenses	rr_OtherExpensesOverAssets	1.91%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.91%	[3]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.56%	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.35%	[3]
1 year	rr_ExpenseExampleYear01	$ 238
3 years	rr_ExpenseExampleYear03	848	[5]
5 years	rr_ExpenseExampleYear05	1,484	[5]
10 years	rr_ExpenseExampleYear10	$ 3,193	[5]
U.S. Monthly Income Fund for Puerto Rico Residents | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(22.27%)
5 Years	rr_AverageAnnualReturnYear05	(1.38%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	1.45%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2013
U.S. Monthly Income Fund for Puerto Rico Residents | Return After Taxes on Distributions and Sales of Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.35%)
5 Years	rr_AverageAnnualReturnYear05	(0.43%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	1.73%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2013
U.S. Monthly Income Fund for Puerto Rico Residents | Bloomberg Taxable Municipal Long Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(22.29%)
5 Years	rr_AverageAnnualReturnYear05	(0.06%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	2.56%	[6]

[1]
Pursuant to an Investment Advisory Agreement between the Fund and UBS Asset Managers of Puerto Rico (the “Investment Adviser”), a division of UBS Trust Company of Puerto Rico and the Fund’s investment adviser, the Fund pays the Investment Adviser a fee at the annual rate of 0.75% of the Fund’s average daily gross assets, including assets purchased with the proceeds of leverage. The Management Fee in the table is greater than 0.75% since it is computed as a percentage of the Fund’s net assets for presentation therein.

[2]
Pursuant to an Administration Agreement between the Fund and the Administrator, the Fund pays the Administrator a fee at the annual rate of 0.15% of the Fund’s average daily gross assets, including assets purchased with the proceeds of leverage. The Administration Fee in the table is greater than 0.15% since it is computed as a percentage of the Fund’s net assets for presentation therein.

[3]
UBS Trust Company of Puerto Rico, the Fund’s administrator (the “Administrator”) and the Fund have entered into an Expense Limitation and Reimbursement Agreement (the “Expense Limitation Agreement”) whereby the Administrator will pay a portion of the Fund’s other expenses and the Investment Adviser will waive a portion of its advisory fee in order to ensure that net total operating expenses (excluding taxes, leverage, interest, brokerage commissions, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary expenses) after Fee Waivers and/or Expense Reimbursements do not exceed 1.00% of average daily gross assets per annum. The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements in the table are higher than 1.00% because they are computed as a percentage of the Fund’s net assets for presentation therein. The Fund may have to repay some of these waivers and/or reimbursements during the following three years. Any such repayment period is limited to three years from the date of the waiver/reimbursement. Any repayment by the Fund to the Administrator will not cause the Fund’s expenses to exceed (i) the expense limitation at the time the fees are waived and (ii) the expense limitation in effect at the time of such reimbursement. The Expense Limitation Agreement is effective through June 30, 2024, and may be terminated upon 30 days’ notice by a majority of the non‑interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

[4]	Other expenses have been restated to reflect fees for the current fiscal year.
[5]	The Expense Example amounts assume that the Expense Limitation Agreement remains in effect only through June 30, 2024. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year of the Expense Limitation Agreement.
[6]	Class A Shares commenced operations on January 29, 2013.